Other Accounts Receivable - Additional Information (Detail) - PEN (S/) S/ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Other Accounts Receivable [line items]
Claims to third parties		S/ 27.2
Rights for collection of penalty for termination of contract	S/ 27.8
Provision for Doubtful Accounts		19.4
Claim Present Value	S/ 20.0
Claim Term	11 years
Claims Discount Rate	8.00%
Ministry of housing [member]
Other Accounts Receivable [line items]
Reimbursement of executed benefits		22.0
Viva GyM S.A. [member]
Other Accounts Receivable [line items]
Litigation Claim Receivable	S/ 116.3
Fondo Mi Vivienda [member]
Other Accounts Receivable [line items]
Reimbursement of executed benefits		5.2
GDM SA [Member]
Other Accounts Receivable [line items]
Guarantee accounts for credit agreement	7.7	28.0
Viva GyM SA [Member]
Other Accounts Receivable [line items]
Guarantee accounts for credit agreement	0.9	11.0
Concesionaria La Chira S.A. [member]
Other Accounts Receivable [line items]
Guarantee Accounts For Reserve Account	7.3	7.3
Subsidiary GyM S.A. [Member]
Other Accounts Receivable [line items]
Rights for collection of penalty for termination of contract	S/ 21.5	S/ 30.6
Bottom of range [member]
Other Accounts Receivable [line items]
Other Non-current accounts receivable maturities	2 years
Top of range [member]
Other Accounts Receivable [line items]
Other Non-current accounts receivable maturities	5 years